Significant Accounting Policies - Movements of the allowance for expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Allowance for Doubtful Accounts
Balance at January 1	¥ 219,201		¥ 305,535	¥ 292,473
Provisions/(Reversal)	109,801	$ 15,043	(16,000)	130,549
Write-offs	(45,009)		(70,334)	(117,487)
Balance at December 31	¥ 283,993		¥ 219,201	¥ 305,535